UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                  Investment Company Act file number 811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------------------------


Scudder Daily Assets Fund Institutional
                                                                              Principal
                                                                             Amount ($)        Value ($)
                                                                          ---------------------------------

-----------------------------------------------------------------------------------------------------------
    Certificates of Deposit and Bank Notes 21.7%
-----------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi, 3.77%, 11/1/2005                                    50,000,000       50,000,000
Barclays Bank PLC:
    3.73%, 11/14/2005                                                         75,000,000       75,000,000
    3.76%, 11/17/2005                                                         35,000,000       35,000,000
    4.0%, 3/1/2006                                                            20,000,000       20,000,000
BNP Paribas, 3.75%, 11/25/2005                                                50,000,000       50,000,000
Calyon, 3.27%, 3/6/2006                                                       20,000,000       20,000,000
Credit Suisse, 3.74%, 11/14/2005                                              75,000,000       75,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                               25,000,000       25,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006                                  15,000,000       15,000,000
LaSalle Bank NA:
    3.59%, 5/30/2006                                                          25,000,000       25,000,000
    4.02%, 7/5/2006                                                           25,000,000       25,000,000
Royal Bank of Scotland PLC, 4.4%, 10/4/2006                                   40,000,000       40,000,000
Societe Generale:
    3.27%, 3/3/2006                                                           25,000,000       25,000,000
    4.25%, 9/6/2006                                                           20,000,000       19,984,403
Tango Finance Corp., 4.05%, 7/25/2006                                         25,000,000       24,998,983
Toronto Dominion Bank:
    3.6%, 6/7/2006                                                            15,000,000       15,000,000
    3.73%, 6/23/2006                                                          10,000,000       10,000,000
    3.95%, 7/31/2006                                                          10,000,000       10,000,000
UniCredito Italiano SpA, 3.76%, 11/16/2005                                    35,000,000       35,000,000
Wachovia Bank NA, 3.76%, 11/1/2005                                           100,000,000      100,000,000
 ----------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $694,983,386)                              694,983,386

-----------------------------------------------------------------------------------------------------------
    Commercial Paper** 12.1%
-----------------------------------------------------------------------------------------------------------
AB Spintab, 3.92%, 2/28/2006                                                  30,000,000       29,510,000
Alliance & Leicester PLC, 3.785%, 12/23/2005                                  25,000,000       24,781,837
Atlantis One Funding Corp.:
    3.695%, 11/14/2005                                                        75,000,000       74,661,292
    3.76%, 12/2/2005                                                          35,000,000       34,773,356
    3.81%, 12/19/2005                                                         15,000,000       14,874,587
Charta, LLC, 4.0%, 10/3/2005                                                  30,000,000       29,993,333
Dorada Finance, Inc., 4.0%, 1/27/2006                                         25,000,000       24,672,222
Greyhawk Funding LLC, 3.8%, 11/1/2005                                         60,000,000       59,803,667
Irish Life and Permanent PLC, 3.79%, 12/14/2005                               25,000,000       24,805,236
K2 (USA) LLC, 4.0%, 1/27/2006                                                 25,000,000       24,672,222
Swedish National Housing Finance Corp., 3.925%, 3/2/2006                      35,000,000       34,419,972
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006                               10,000,000        9,864,638
 ----------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $386,832,362)                                                    386,832,362

-----------------------------------------------------------------------------------------------------------
    Master Notes 4.8%
-----------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.,  3.96% *,  10/3/2005  (a) (Cost $155,000,000)      155,000,000      155,000,000
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies  + 1.4%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.05%, 8/15/2006                            30,000,000       30,000,000
Federal National Mortgage Association, 4.0%, 8/8/2006                         15,000,000       15,000,000
 ----------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $45,000,000)                                      45,000,000

-----------------------------------------------------------------------------------------------------------
    Promissory Notes * 4.4%
-----------------------------------------------------------------------------------------------------------
The Goldman Sachs Group, Inc.:
    2.38% , 10/7/2005                                                         25,000,000       25,000,000
    3.92% , 2/16/2006                                                         75,000,000       75,000,000
    3.93% , 6/23/2006                                                         40,000,000       40,000,000
 ----------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost $140,000,000)                                                    140,000,000

-----------------------------------------------------------------------------------------------------------
    Short Term Notes* 41.6%
-----------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 3.66%, 8/8/2006                              30,000,000       30,000,000
Australia & New Zealand Banking Group Ltd., 3.81%, 6/23/2006                  20,000,000       20,000,000
BNP Paribas, 3.84%, 10/26/2006                                                20,000,000       20,000,000
Branch Banking & Trust Co., 3.27%, 3/15/2006                                  75,000,000       74,990,665
Citigroup, Inc., 4.01%, 3/20/2006                                             24,875,000       24,894,612
Commonwealth Bank of Australia, 3.61%, 8/24/2006                              40,000,000       40,000,000
Credit Suisse:
    3.8%, 9/26/2006                                                           25,000,000       25,000,000
    3.93%, 9/26/2006                                                          50,000,000       50,000,000
Greenwich Capital Holdings, Inc.:
    3.31%, 11/14/2005                                                         25,000,000       25,000,000
    3.64%, 4/4/2006                                                           25,000,000       25,000,000
Harris Trust & Savings Bank, 3.57%, 2/2/2006                                  90,000,000       89,998,471
Merrill Lynch & Co., Inc.:
    3.57%, 1/4/2006                                                           25,000,000       25,000,000
    3.75%, 9/15/2006                                                          30,000,000       30,000,000
Morgan Stanley, 3.88%, 11/15/2005                                            140,000,000      140,000,000
Natexis Banque Populaires:
    3.97%, 1/9/2006                                                           60,000,000       60,013,124
    3.99%, 11/23/2005                                                        100,000,000      100,017,405
National City Bank of Cleveland:
    2.6%, 10/31/2005                                                          25,000,000       24,999,892
    3.79%, 10/3/2006                                                         100,000,000      100,000,000
Skandinaviska Enskila Banken, 3.58%, 7/18/2006                                50,000,000       50,000,000
SunTrust Bank, Atlanta, 3.63%, 4/28/2006                                     125,000,000      125,000,000
Tango Finance Corp.:
    144A, 3.28%, 2/2/2006                                                     50,000,000       49,999,151
    3.84%, 1/25/2006                                                          50,000,000       50,000,000
Toyota Motor Credit Corp., 3.81%, 4/10/2006                                   50,000,000       50,000,000
UniCredito Italiano SpA:
    3.43%, 6/30/2006                                                          25,000,000       24,987,695
    3.47%, 10/4/2006                                                          25,000,000       24,987,717
    3.8%, 2/28/2006                                                           50,000,000       49,992,244
 ----------------------------------------------------------------------------------------------------------
Total Short Term Notes (Cost $1,329,880,976)                                                1,329,880,976

-----------------------------------------------------------------------------------------------------------
    Time Deposits 4.7%
-----------------------------------------------------------------------------------------------------------
ING Belgium NV, 3.9%, 10/3/2005                                              100,000,000      100,000,000
Societe Generale, 3.92%, 10/3/2005                                            50,000,000       50,000,000
 ----------------------------------------------------------------------------------------------------------
Total Time Deposit (Cost $150,000,000)                                                        150,000,000

-----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 0.3%
-----------------------------------------------------------------------------------------------------------
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series   10,000,000       10,000,000
    B, 3.84% *, 12/1/2044 (b) (Cost $10,000,000)

    Repurchase Agreements*** 13.2%
Banc of America Securities LLC, 3.95%, dated 9/30/2005, to be repurchased    122,264,589      122,264,589
    at $122,304,834 on 10/3/2005 (c)
Countrywide Securities Corp., 3.9%, dated 9/30/2005, to be repurchased at    300,000,000      300,000,000
    $300,097,500 on 10/3/2005 (d)
 ----------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $422,264,589)                                               422,264,589

                                                                                     % of
                                                                               Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 3,333,961,313)                                   104.2   3,333,961,313
Other Assets and Liabilities, Net                                                    (4.2)   (135,079,809)
 ----------------------------------------------------------------------------------------------------------

Net Assets                                                                          100.0   3,198,881,504


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**   Annualized yield at time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.

+    Not backed by the full faith and credit of the US Government

(a)  Reset date; not a maturity date.

(b)  Bond is insured by:

                                                         As a % of Total
Insurance Coverage                                     Investment Portfolio
----------------------------------------------------- -----------------------
Ambac Financial Group                                                    0.3
----------------------------------------------------- -----------------------

(c)     Collateralized by:

Principal                                                        Maturity     Collateral
Amount ($)       Security                         Rate (%)           Date      Value ($)
-------------- --------------------------------- ------------ ------------ --------------
94,703,957     Federal National Mortgage            5.73         9/1/2014    100,904,196
               Association
24,384,481     Federal Home Loan Mortgage Corp.     4.5          8/1/2020     24,039,075
-------------- --------------------------------- ------------ ------------ --------------
Total Collateral Value                                                       124,943,271

(d)  Collateralized by:

Principal                                                          Maturity      Collateral
Amount ($)        Security                          Rate (%)           Date       Value ($)
--------------- ---------------------------------- ------------ ------------ ---------------
                                                                  1/1/2034-
179,625,072     Federal National Mortgage           3.623-5.5    10/1/2035     181,121,701
                Association
                                                                 8/1/2020-
125,759,046     Federal Home Loan Mortgage Corp.     4.5-5.5     8/1/2035      126,516,975
--------------- ---------------------------------- ------------ ------------ ---------------
Total Collateral Value                                                         307,638,676

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integaral partof the financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Daily Assets Fund - Institutional, a
                                    series of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Daily Assets Fund - Institutional, a
                                    series of Scudder Institutional Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005